SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Dec. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares effective date of incentive plan						10 years
Award termination period after termination of employment or service						30 days
Award termination period after death						1 year
Award termination period after disability or retirement						5 years
Award vesting period						3 years
Stock options exercises (in shares)						115,424	182,923	1,418,219
Cash received from option exercises						$ 1,279	$ 1,651	$ 12,612
Intrinsic value of options exercised						800	$ 1,400	$ 9,900
Stock options granted (in shares)							10,424	28,535
Average grant-date fair value of options (in dollars per share)							$ 6.59	$ 5.38
Capitalized amount of share-based compensation cost in inventory						0
Income tax benefits recognized as result of operations for share-based compensation arrangement						$ 3,200	$ 4,000	$ 4,200
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award termination period for incentive stock options						1 year
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available under Incentive Plan						3,771,000	2,287,000
Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Percentage of shares vested at end of performance period	69.40%
Performance-Based | 2014 Executive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of PSUs granted						$ 3,800	$ 4,600	4,700
Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of PSUs granted						$ 7,100	4,500	4,200
Restricted Stock | 2014 Executive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation percent of awards by value, of the long-term incentive awards plan						40.00%
Restricted Stock | Key Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance share awards paid in stock						50.00%
Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Fair value of PSUs granted						$ 2,800	$ 2,000	$ 2,400
Performance Share Awards | 2014 Executive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation percent of awards by value, of the long-term incentive awards plan						60.00%
Performance metric, cumulative free cash flow, percent						40.00%
Performance metric, cumulative earnings per share, percent						40.00%
Performance metric, total shareholder return, percent						20.00%
Minimum percentage of targeted number of shares						0.00%
Maximum percentage of targeted number of shares						200.00%
Stock issued during period, share-based compensation	100,000
Performance Share Awards | Key Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance share awards paid in stock						50.00%
December 15, 2016 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period					66.67%
December 15, 2016 | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period					50.00%
December 15, 2017 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period					33.33%
December 15, 2017 | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period					50.00%
Non officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate							5.00%	5.00%
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate							0.00%	0.00%
Officer | Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Officer | Vesting period, year one | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		33.33%	33.33%	33.33%
Officer | Vesting period, year two | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		33.33%	33.33%	33.33%
Officer | Vesting period, year three | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested at end of performance period		33.33%	33.33%	33.33%
Minimum | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Minimum | Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Minimum | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of actual shares to be awarded, range of target amounts						0.00%
Percentage of shares vested at end of performance period						50.00%
Maximum | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years
Maximum | Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years
Maximum | Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of actual shares to be awarded, range of target amounts						150.00%